INTANGIBLE ASSETS AND GOODWILL, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS AND GOODWILL, NET [Abstract]
Movement of Intangible Assets With Useful Life
The movement of intangible assets with limited useful life for the years ended December 31, 2022, 2021 and 2020 was as follows:

Description	Client relationships (i)	Brand name (ii)	Fund manager contract (iii)	Relationships with holders	Software and developments	Intangible in progress	Other	2022	2021	2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balances at January 1	380,413	171,864	95,378	21,100	3,359,995	656,912	22,643	4,708,305	4,293,864	3,804,989
Additions	–	–	–	–	137,672	565,209	789	703,670	532,244	535,241
Acquisition of business	–	–	–	–	4,601	–	2,932	7,533	–	–
Transfers	–	–	–	–	302,849	(302,849)	–	–	–	–
Disposals and others	(6,811)	–	(21,966)	–	(163,026)	(52,059)	(8,411)	(252,273)	(117,803)	(46,366)
Balance as of December 31	373,602	171,864	73,412	21,100	3,642,091	867,213	17,953	5,167,235	4,708,305	4,293,864

Accumulated amortization -
Balance at January 1	291,191	53,540	21,945	21,100	2,398,770	–	8,538	2,795,084	2,475,466	2,138,724
Amortization of the period	15,180	6,948	3,839	–	373,698	–	4,061	403,726	381,794	355,818
Disposals and others	(3,858)	–	(12,960)	–	(134,783)	–	(7,190)	(158,791)	(62,176)	(19,076)
Balance as of December 31	302,513	60,488	12,824	21,100	2,637,685	–	5,409	3,040,019	2,795,084	2,475,466

Net carrying amount	71,089	111,376	60,588	–	1,004,406	867,213	12,544	2,127,216	1,913,221	1,818,398

Client Relationships Intangible Assets
This item consists of the following:

	2022	2021
	S/(000)	S/(000)

Prima AFP - AFP Unión Vida	45,262	57,613
Credicorp Capital Holding Chile - Inversiones IMT	15,564	17,679
Ultraserfinco S.A	6,971	10,148
Tenpo	1,483	1,930
Culqi	1,809	1,852
Net carrying amount	71,089	89,222

Brand Intangible Assets	This item consists of the following:
	2022	2021
	S/(000)	S/(000)

MiBanco	111,009	117,670
Culqi	367	654
Net carrying amount	111,376	118,324

Fund Manager Contract Intangible Assets
This item consists of the following:

	2022	2021
	S/(000)	S/(000)

Credicorp Capital Colombia	27,620	36,724
Credicorp Capital Holding Chile - Inversiones IMT	30,495	33,717
Ultraserfinco S.A.	2,473	2,992
Net carrying amount	60,588	73,433

Reconciliation of Changes in Goodwill
Goodwill acquired through business combinations has been allocated to each subsidiary or groups of them, which are also identified as a CGU for the purposes of impairment testing, as follows:

	2022	2021
	S/(000)	S/(000)
MiBanco - Edyficar Perú	273,694	273,694
Prima AFP - AFP Unión Vida	124,641	124,641
MiBanco Colombia	99,979	124,746
Credicorp Capital Colombia	92,188	114,714
Banco de Crédito del Perú	52,359	52,359
Pacífico Seguros	36,354	36,354
Atlantic Security Holding Corporation	29,795	29,795
Wally POS S.A	24,214	–
Tenpo SpA	23,441	24,444
Tenpo Prepago S.A.	13,155	13,719
Compañía Incubadora de Soluciones Móviles S.A-Culqi	2,297	2,297
Crediseguro Seguros Personales	96	96
Net carrying amount	772,213	796,859

Key Assumptions Used for Calculation of Fair Value Less Selling Costs
The following table summarizes the key assumptions used for the calculation of fair value less selling costs in 2022 and 2021:

	2022
Description	Terminal value growth rate	Discount rate
	%	%
Mibanco - Edyficar Perú	5.60	14.30
Prima AFP - AFP Unión Vida	1.60	16.10
Mibanco Colombia	6.00	16.80
Credicorp Capital Colombia	4.80	17.90
Banco de Crédito del Perú	4.60	12.80
Pacífico Seguros (*)	4.60	13.0 and 14.3
Atlantic Security Holding Corporation	2.30	15.20
Tenpo (**)	–	25.00
Compañía Incubadora de Soluciones Móviles S.A. - Culqi	–	25.00

	2021
Description	Terminal value growth rate	Discount rate
	%	%
Mibanco - Edyficar Perú	3.00	11.78
Prima AFP - AFP Unión Vida	1.00	12.62
MiBanco - Colombia	4.00	13.05
Credicorp Capital Colombia	3.80	12.90
Banco de Crédito del Perú	5.00	10.76
Pacífico Seguros (*)	5.00	10.29 and 11.07
Atlantic Security Holding Corporation	2.00	11.00
Tenpo (**)	2.00	25.00
Compañía Incubadora de Soluciones Móviles S.A - Culqi	2.00	25.00

(*)  As of December 31, 2022, and 2021, it comprises to the discount rates used to determine the recoverable value of the cash flows that correspond to the general and life insurance business lines.

(**)  As of December 31,2022, and 2021, it comprises to the discount rates corresponds to the discount rates used to determine the recoverable value of the flows that correspond to the business lines of Tenpo SpA and Tenpo Technologie SpA.